Supplier Concentration	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Supplier Concentration [Abstract]
SUPPLIER CONCENTRATION

NOTE 13—SUPPLIER CONCENTRATION

Significant customers and suppliers are those that account for greater than ten percent of the Company’s revenues and purchases.

For the nine months September 30, 2023, the Company approximately 65% of purchases were made from DMI.

The Company believes there are numerous other suppliers that could be substituted should the supplier become unavailable or non-competitive.

NOTE 13—SUPPLIER CONCENTRATION

For the years ended December 31, 2022 and 2021, the Company purchased a substantial portion of finished goods from one vendor (DMI – see Note 14), representing 69% and 72%, respectively.

The Company believes there are numerous other suppliers that could be substituted should the supplier become unavailable or non-competitive.